Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of U.S. Federal Statutory Income Tax Rate and Reported Provision for Income Taxes

The differences between income taxes expected at the U.S. federal statutory income tax rate and the reported provision for income taxes are summarized as follows:

	2020	2019
Income taxes computed at the federal statutory rate	$(369,000)	$(281,000)
States taxes, net of federal benefits	(69,000)	(53,000)
Permanent differences	(136,000)	17,000
True-up adjustments	115,000	199,000
Adjustment to net operating loss	(17,000)	(86,000)
Change in valuation allowance	476,000	204,000
Reported income tax (benefit) expense	$-	$-

Schedule of Deferred Tax Assets

The components of the net deferred tax assets as of December 31, 2020 and 2019 are as follows:

	2020	2019
Deferred tax assets:
Net operating losses	$4,821,000	$4,081,000
Equity compensation	118,000	392,000
Other deferred tax assets	169,000	149,000
Total deferred tax assets	5,108,000	4,622,000
Deferred tax liabilities:
Other deferred tax liabilities	(68,000)	(58,000)
Total deferred tax liabilities	(68,000)	(58,000)
Net deferred tax assets before valuation allowance	5,040,000	4,564,000
Less valuation allowance	(5,040,000)	(4,564,000)
Net deferred tax assets	$-	$-